UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2008 (Unaudited)

DWS Micro Cap Fund

	Shares	Value ($)

Common Stocks 93.8%
Consumer Discretionary 18.3%
Hotels Restaurants & Leisure 4.0%
Buffalo Wild Wings, Inc.* (a)	43,400	1,113,210
Media 2.1%
RRSat Global Communications Network Ltd.	52,100	599,671
Specialty Retail 11.6%
Chico's FAS, Inc.*	104,300	435,974
Children's Place Retail Stores, Inc.*	25,600	555,008
Citi Trends, Inc.*	38,300	563,776
DSW, Inc. "A"* (a)	29,500	367,570
Gymboree Corp.*	9,200	240,028

The Buckle, Inc. (a)	13,300	290,206
The Wet Seal, Inc. "A"* (a)	185,000	549,450
Zumiez, Inc.*	33,100	246,595

		3,248,607
Textiles, Apparel & Luxury Goods 0.6%
True Religion Apparel, Inc.*	14,200	176,648
Consumer Staples 3.3%
Food & Staples Retailing 1.2%
Pantry, Inc.*	15,000	321,750
Food Products 1.1%
Green Mountain Coffee Roasters, Inc.* (a)	7,200	278,640
Zhongpin, Inc.*	1,900	22,800

		301,440
Personal Products 1.0%
Chattem, Inc.*	4,000	286,120
Energy 6.4%
Energy Equipment & Services 1.2%
CARBO Ceramics, Inc.	7,100	252,263
T-3 Energy Services, Inc.*	8,900	84,016

		336,279
Oil, Gas & Consumable Fuels 5.2%
Arena Resources, Inc.*	11,500	323,035
BPZ Resources, Inc.* (a)	67,800	433,920
Carrizo Oil & Gas, Inc.*	26,400	425,040
Goodrich Petroleum Corp.*	8,900	266,555

		1,448,550
Financials 5.8%
Diversified Financial Services 3.0%
Portfolio Recovery Associates, Inc.* (a)	25,000	846,000
Insurance 2.8%
eHealth, Inc.* (a)	59,500	790,160
Health Care 11.9%
Biotechnology 0.2%
Celera Corp.*	5,700	63,441
Health Care Equipment & Supplies 0.5%
Thoratec Corp.*	4,400	142,956
Health Care Providers & Services 7.4%
Centene Corp.*	26,700	526,257
Genoptix, Inc.*	21,340	727,267
Gentiva Health Services, Inc.*	27,700	810,502

		2,064,026
Health Care Technology 2.0%
Phase Forward, Inc.*	46,200	578,424
Life Sciences Tools & Services 1.0%
Kendle International, Inc.*	10,800	277,776
Pharmaceuticals 0.8%
Penwest Pharmaceuticals Co.*	137,400	215,718

Industrials 18.8%
Aerospace & Defense 2.4%
Stanley, Inc.*	18,700	677,314
Commercial Services & Supplies 3.6%
Team, Inc.*	36,000	997,200
Electrical Equipment 4.1%
A-Power Energy Generation Systems Ltd.* (a)	66,900	287,670
AZZ, Inc.* (a)	23,200	582,320
Baldor Electric Co.	15,900	283,815

		1,153,805
Machinery 6.9%
Astec Industries, Inc.*	8,300	260,039
Badger Meter, Inc. (a)	24,800	719,696
Energy Recovery, Inc.* (a)	35,900	272,122
RBC Bearings, Inc.*	33,900	687,492

		1,939,349
Professional Services 1.8%
Korn/Ferry International* (a)	43,500	496,770
Information Technology 28.5%
Communications Equipment 1.4%
Ciena Corp.* (a)	56,300	377,210
Internet Software & Services 5.0%
Bankrate, Inc.* (a)	13,500	513,000
LoopNet, Inc.* (a)	87,600	597,432
Omniture, Inc.* (a)	28,500	303,240

		1,413,672
IT Services 9.0%
CyberSource Corp.*	130,600	1,565,894
Forrester Research, Inc.*	33,400	942,214

		2,508,108
Semiconductors & Semiconductor Equipment 6.6%
Atheros Communications*	19,900	284,769
Cavium Networks, Inc.*	37,600	395,176
Netlogic Microsystems, Inc.*	23,000	506,230
PLX Technology, Inc.*	113,100	194,532
Tessera Technologies, Inc.*	39,900	474,012

		1,854,719
Software 6.5%
Double-Take Software, Inc.*	38,200	342,654
FalconStor Software, Inc.*	131,800	366,404
Fundtech Ltd.*	69,950	485,453
Taleo Corp. "A"* (a)	38,700	303,021
Ultimate Software Group, Inc.*	22,300	325,580

		1,823,112
Materials 0.8%
Chemicals
LSB Industries, Inc.*	26,400	219,648

Total Common Stocks (Cost $31,485,070)		26,271,683
Securities Lending Collateral 28.3%
Daily Assets Fund Institutional, 1.69% (b) (c) (Cost $7,937,570)	7,937,570	7,937,570

Cash Equivalents 6.0%
Cash Management QP Trust, 1.42% (c) (Cost $1,694,024)	1,694,024	1,694,024
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $41,116,664) †	128.1	35,903,277
Other Assets and Liabilities, Net	(28.1)	(7,886,611)

Net Assets	100.0	28,016,666

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $41,122,282. At December 31, 2008, net unrealized depreciation for all securities based on tax cost was $5,219,005. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,931,464 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,150,469.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2008 amounted to $7,866,450 which is 28.1% of net assets.
(b)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 34,209,253
Level 2	1,694,024
Level 3	-
Total	$ 35,903,277

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Micro Cap Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Micro Cap Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 20, 2008